Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Cash flows from operating activities:
Net loss	$ (1,454,854)	$ (4,210,211)
Adjustments to reconcile net loss to net cash used in (provided by) operating activities:
Depreciation and amortization	804,513	865,851
Bad debt expense (recovery)	(19,216)	20,936
Share-based compensation expense	386,639	443,234
Gain on insurance proceeds, net	0	(304,307)
Loss on disposal of property and equipment	6,292	3,444
(Increase) decrease in:
Trade accounts receivable	684,815	(2,239,341)
Other receivables	40,658	337,237
Income taxes refundable	(8,500)	76,844
Inventories	(1,076,437)	5,041,009
Prepaid expenses and other assets	216,398	(23,471)
Other assets	440,209	411,807
Increase (decrease) in:
Accounts payable and accrued expenses	1,552,650	(829,091)
Accrued compensation and payroll taxes	216,975	(282,548)
Income taxes payable	6,166	(4,232)
Other noncurrent liabilities	(382,233)	(164,185)
Net cash provided by (used in) operating activities	1,414,075	(857,024)
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(295,537)	(369,630)
Insurance proceeds received	0	304,307
Investment in intangible assets	(21,668)	(1,821)
Net cash used in investing activities	(317,205)	(67,144)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	(107,313)	(112,951)
Principal payments on long-term debt	(57,182)	(47,270)
Payments for financing costs	(100,000)	(100,000)
Issuance of redeemable common stock, net of issuance costs	1,907,517	0
Principal payments on financing lease	(49,665)	(37,459)
Net cash used in financing activities	(1,103,609)	(300,294)
Net decrease in cash	(6,739)	(1,224,462)
Cash at beginning of year	244,247	1,468,709
Cash at end of year	237,508	244,247
Supplemental disclosure of cash flow information:
Cash payments for interest	891,331	1,069,019
Income taxes paid, net of refunds	(25,779)	(53,426)
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	55,841	14,982
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Cash flows from financing activities:
Proceeds from note payable, revolver	73,483,031	65,369,765
Payments on note payable, revolver	$ (76,179,997)	$ (65,372,379)